SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Office And Miscellaneous
Advertising, Marketing, and Investor Relations	$ 1,842,624	$ 809,407	$ 4,380,924	$ 1,857,675
Compliance fees	229,033	28,048	420,313	93,599
Contract Work	93,479	4,667	152,236	11,485
Other	215,771	91,074	392,378	188,013
Office and Miscellaneous Expenses	$ 2,380,907	$ 933,196	$ 5,345,851	$ 2,150,772